Cover	Dec. 10, 2021	Dec. 09, 2021
Document Type		8-K
Amendment Flag		false
Document Period End Date		Dec. 09, 2021
Entity File Number		001-39462
Entity Registrant Name		FAST ACQUISITION CORP.
Entity Central Index Key		0001815737
Entity Tax Identification Number		85-1338207
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		109 Old Branchville Rd.
Entity Address, City or Town		Ridgefield
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06877
City Area Code		201
Local Phone Number		956-1969
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	FST.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FST
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	FST WS
Security Exchange Name	NYSE